Pension Plan	12 Months Ended
Sep. 30, 2017
Retirement Benefits [Abstract]
Pension Plan
23.	Pension Plan

We operate a combined scheme which comprises of a defined benefit section and a defined contribution section.

The defined contribution scheme assets are held separately from those of the Group in an independently administered fund. The pension cost charge represents contributions payable by the Group and amounted to $1,788, $1,478 and $1,549 for the periods ending September 30, 2017, September 24, 2016 and September 26, 2015, respectively. Contributions totaling $517 and $438 were payable to the fund as at September 30, 2017 and September 24, 2016, respectively.

The defined benefit section has been closed to new entrant since April 1, 1999 and closed to future accruals for services rendered to the Company for the entire financial statement periods presented in these consolidated financial statements. Retirement benefits are generally based on a portion of an employee’s pensionable earnings during years prior to 2010. Our policy is to make contributions according to schedules agreed with the trustee every 3 years after completion of the triennial valuation undertaken by the scheme’s actuaries. We estimate that $3,276 will be contributed to the pension plan in the period ending September 30, 2018. The latest actuarial valuation of the scheme as at March 31, 2015 revealed a funding shortfall and a recovery plan consisting of additional contributions payable to the scheme has been put into place.

The trustee has made an allowance for the pension scheme liability profile when deciding the investment strategy of the pension scheme. Since the pension scheme is closed to new entrants and ceased future accrual with effect from March 31, 2010, it has continued to mature gradually. Therefore, the trustee reviews the investment strategy regularly to check whether any changes are needed. When considering the investment strategy, the trustee has taken into account the effect of any possible increases in the deficit reduction contributions on the financial position of the Company, and the extent to which the Company will be able to bear these changes.

The plan investment policy is to maximize long-term financial return commensurate with security and minimizing risk. This is achieved by holding a portfolio of marketable investments that avoids over-concentration of investment and spreads assets both over industries and geographies. In setting investment strategy, the trustees considered the lowest risk strategy that they could adopt in relation to the plan’s liabilities and designed an asset allocation to achieve a higher return while maintaining a cautious approach to meeting the plan’s liabilities. The trustees undertook a review of investment strategy and took advice from their investment advisors. They considered a full range of asset classes, the risks and rewards of a range of alternative asset allocation strategies, the suitability of each asset class and the need for appropriate diversification. The pension scheme has implemented a new investment strategy over the year to reduce risk without adversely affecting return. The current strategy is to hold 22% in a diversified growth fund, 12% in absolute return bonds, 15% in equity-linked bonds, 6% in a liability-driven investment fund and 45% in a buy-in policy.

Our pension benefit costs are calculated using various actuarial assumptions and methodologies. These assumptions include discount rates, inflation, expected returns on plan assets, mortality rates and other factors. The assumptions used in recording the obligations under our plans represent our best estimates, and we believe that they are reasonable, based on information as to historical experience and performance as well as other factors that might cause future expectations to differ from past trends. Differences in actual experience or changes in assumptions may affect our pension obligations and future expense. The principal factors contributing to actuarial gains and losses each year are (1) changes in the discount rate used to value pension benefit obligations as of the measurement date and (2) differences between the expected and the actual return on plan assets.

Our valuation methodologies used for pension assets measured at fair value are as follows. There have been no changes in the methodologies used at September 30, 2017 and September 24, 2016.

The diversified fund is valued at fair value by using the net asset value (“NAV”) of shares held by the plan at the year end. The NAV of the diversified fund is not publicly quoted. The majority of the underlying securities have observable Level 1 or 2 pricing inputs, including quoted prices for similar assets in active or non-active markets. ASC 820, Fair Value Measurements and Disclosures, allows NAV per share to serve as a practical expedient to estimate the fair value of the diversified fund. ASC 820 also states that where NAV is allowed to be used as an estimate of fair value, if the reporting entity has the ability to redeem its investment at NAV as of the measurement date, that investment shall be categorized as a Level II fair value measurement. If the investment cannot be redeemed at the measurement date, but may be redeemable in the future, but at an uncertain date, the investment shall be categorized as a Level 3 fair value measurement.

As of September 30, 2017 and September 24, 2016, the diversified fund was redeemable at NAV as of the measurement dates and, therefore, classified as Level 2.

With respect to the buy-in contract, it was agreed during the year ended September 27, 2014, that 281 pensioners of the plan would be insured by means of a pensioner buy-in. The liabilities and assets in respect of insured pensioners are assumed to match for the purposes of ASC 715, Pensions - Retirement Benefits, disclosures (i.e. the full benefits have been insured). The approach adopted has therefore been to include within the total value of assets, an amount equal to the calculated total liability value of the insured pensioners on the actuarial assumptions adopted for ASC 715 purposes. The buy-in contract is, therefore, classified as Level 3.

The following table sets forth the combined funded status of the pension plans and their reconciliation to the related amounts recognized in our consolidated financial statements at our September 30, 2017 and September 24, 2016 measurement dates:

	September 30, 2017	September 24, 2016
Change in benefit obligation:
Benefit obligation at beginning of period	$104,667	$98,482
Interest cost	2,559	3,401
Actuarial (gain)/loss	300	19,658
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,178	(14,257)
Benefit obligation at end of period	$105,877	$104,667
Change in plan assets:
Fair value of plan assets at beginning of period	$96,692	$93,605
Actual gain on plan assets	3,596	15,840
Employer contributions	3,280	3,415
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,713	(13,551)
Fair value of assets at end of period	$102,454	$96,692
Amount recognized in the consolidated balance sheets:
Unfunded status (non-current)	$(3,423)	$(7,975)
Net amount recognized	$(3,423)	$(7,975)

The following table presents the components of our net periodic pension benefit cost:

	September 30, 2017	September 24, 2016	September 26, 2015
Components of net periodic pension benefit cost:
Interest cost	$2,559	$3,401	$3,879
Expected return on plan assets	(2,402)	(3,178)	(3,728)
Amortization of net loss	448	274	193
Net periodic cost	$605	$497	$344

The accumulated benefit obligation for all defined benefit pension plans was $105,877 and $104,667 as of September 30, 2017 and September 24, 2016, respectively. The underfunded status of our defined benefit pension plans recorded as a liability in our consolidated balance sheets as of September 30, 2017 and September 24, 2016 was $3,423 and $7,975, respectively.

The estimated net loss, net transition asset (obligation) and prior service credit for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year are $421, $0 and $0, respectively.

The fair value of the plan assets at September 30, 2017 by asset category is presented below:

	Level 1	Level 2	Level 3	Total
Diversified fund	$—	$60,977	$—	$60,977
Buy-in contract	—	—	40,452	40,452
Cash	1,025	—	—	1,025
Total	$1,025	$60,977	$40,452	$102,454

The fair value of the plan assets at September 24, 2016 by asset category is presented below:

	Level 1	Level 2	Level 3	Total
Diversified fund	$—	$56,166	$—	$56,166
Buy-in contract	—	—	39,901	39,901
Cash	625	—	—	625
Total	$625	$56,166	$39,901	$96,692

The change in fair value of the pension assets during the periods ended September 30, 2017 and September 24, 2016 valued using significant unobservable inputs (Level 3) is presented below:

Balance at September 27, 2015	$41,570
Unrealized loss on asset still held at September 24, 2016	(1,669)
Balance at September 24, 2016	39,901
Unrealized gain on asset still held at September 30, 2017	551
Balance at September 30, 2017	$40,452

The table below presents the weighted-average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost for the Plan.

	September 30, 2017	September 24, 2016	September 26, 2015
Discount rate	2.80%	2.60%	4.10%
Expected return on assets	3.60%	2.60%	3.95%
RPI inflation	3.40%	3.10%	3.30%
CPI inflation	2.40%	2.10%	2.30%
Pension increases – pre-2006 service	3.30%	3.00%	3.20%
Pension increases – post-2006 service	2.20%	2.20%	2.20%

The following benefit payments are expected to be paid:

2018	$2,337
2019	$2,536
2020	$2,481
2021	$2,720
2022	$2,925
Thereafter (5 years from September 2022)	$17,985